BUSINESS COMBINATION BUSINESS COMBINATIONS (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Cash consideration	$ 53,700
Stock consideration	60,900
Total assets acquired	74,900	$ 185,800
Total liabilities assumed	18,400	125,894	$ 0	$ 18,380
Goodwill	$ 57,500	$ 62,978	$ 0	$ 57,520